Impact of the Covid-19 pandemic and oil price decline	6 Months Ended
Jun. 30, 2021
Impact of the Covid-19 pandemic and oil price decline [abstract]
Impact of the Covid-19 pandemic and oil price decline

8 Impact of the Covid-19 pandemic

In 2021, the Covid-19 pandemic continues to impact worldwide economic growth and energy demand, and the uncertainties with regard to recovery from the effects of the pandemic remain. During the first half of 2021, oil prices rebounded after an unprecedented collapse and increased volatility in 2020. Developments related to the ongoing pandemic, such as new or continued lockdowns or other measures implemented by various countries, new outbreaks, and the success of ongoing vaccination efforts, will continue to impact energy demand, energy prices, and related volatilities in 2021 and beyond. At the same time, markets are currently showing signs of increased demand relative to supply, reflected in higher price levels for oil and gas in the near term.

On 19 March 2021, Equinor published its 2020 Annual Report and Form 20-F. The impact of the Covid-19 pandemic for the Equinor group, including the impact for future energy price levels and demand, is discussed and reflected in a number of notes to those 2020 annual consolidated financial statements. The Covid-19 pandemic related information with a reach beyond 2020 continue, in all material aspects, to apply for the first half of 2021.

During the first half of 2021, Equinor has only experienced immaterial effects of the pandemic from assets in operation, due to measures taken to maintain and secure safe production. The Covid-19 pandemic continues to impact Equinor’s maintenance and development project portfolio world-wide with personnel limitation issues causing schedule delays and cost increases. The situation continues to be unpredictable and may have additional consequences for the progress and costs of our projects.

Within the group, some projects in the portfolio continue to be impacted by the Covid-19 pandemic, and especially related to Equinor’s Brazilian organization and the Peregrino field projects and some of the Norwegian development projects.